Document and Entity Information	May 17, 2021
Document Type	8-K12G3
Document Period End Date	May 17, 2021
Entity Registrant Name	PS BUSINESS PARKS INC/CA
Entity Incorporation, State or Country Code	MD
Entity File Number	001-10709
Entity Tax Identification Number	95-4300881
Entity Address, Address Line One	701 Western Avenue
Entity Address, City or Town	Glendale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91201-2349
City Area Code	818
Local Phone Number	244-8080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000866368
Common Shares
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PSB
Security Exchange Name	NYSE
Series W Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.200% Cum Pref Stock, Series W, $0.01 par value
Trading Symbol	PSBPrW
Security Exchange Name	NYSE
Series X Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.250% Cum Pref Stock, Series X, $0.01 par value
Trading Symbol	PSBPrX
Security Exchange Name	NYSE
Series Y Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 5.200% Cum Pref Stock, Series Y, $0.01 par value
Trading Symbol	PSBPrY
Security Exchange Name	NYSE
Series Z Preferred Stock [Member]
Title of 12(b) Security	Depositary Shares Each Representing 1/1,000 of a 4.875% Cum Pref Stock, Series Z, $0.01 par value
Trading Symbol	PSBPrZ
Security Exchange Name	NYSE